Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity File Number	000-24520
Entity Registrant Name	CRISP MOMENTUM INC.
Entity Central Index Key	0000924396
Entity Tax Identification Number	04-3021770
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Park Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10177
City Area Code	(305)
Local Phone Number	351-9195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false